Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2016, 2017 and 2018:

	December 31, 2016	December 31, 2017	December 31, 2018
Voyage revenues derived from spot charters, net	$9,295	$16,668	$16,990
Voyage revenues derived from time charters, net	21,092	12,911	11,467
Revenues, net	$30,387	$29,579	$28,457

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2016, 2017 and 2018, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2016	2017	2018
A	—	15%	—
B	12%	—	—
C	20%	16%	—
D	14%	—	—
E	10%	—	—
F	—	18%	—
G	—	—	23%
H	—	—	15%
	56%	49%	38%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2016, 2017 and 2018.

	December 31, 2016	December 31, 2017	December 31, 2018
Cash and cash equivalents	$783	$1,693	$545
Restricted cash, current portion	143	141	255
Restricted cash, net of current portion	4,857	4,859	3,404
Total cash and cash equivalents and restricted cash	$5,783	$6,693	$4,204